Schedule of convertible debentures (Details) - CAD ($) $ in Thousands			12 Months Ended
	Dec. 31, 2023	Dec. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Short-Term Debt [Line Items]
Total			$ 3,012	$ 1,239
Convertible Debentures [Member]
Short-Term Debt [Line Items]
Nominal amount			$ 1,239
Interest rate	15.00%	5.00%	15.00%
Maturity			November 29, 2024
Total			$ 1,039	1,239
Better Choice Company Inc Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Nominal amount			$ 1,973
Interest rate			25.00%
Maturity			November 14, 2024
Total			$ 1,973